LOANS PAYABLE AND LONG TERM DEBT (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Equipment and Insurance financing loans payable, Current	$ 342,945	$ 265,165
Lease termination costs - 135 Ludlow Ave lease (see note 9), Current	0	0
TOTAL, Current	342,945	265,165
Equipment and Insurance financing loans payable, Long -Term	520,827	560,338
Deferred Rent-135 Ludlow Ave Lease (see note 9), Long - Term	19,528	42,524
Lease termination costs - 135 Ludlow Ave lease (see note 9), Long- Term	27,896	26,275
TOTAL, Long-Term	$ 568,251	$ 629,138